Schedule of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Beginning balance	$ 703,524	$ 859,861
Amortization charge for the period	(156,338)	(156,337)
Ending balance	$ 547,186	$ 703,524
Weighted average remaining lease term	3 years 6 months	2 years 4 months 24 days
Weighted-average discount rate	6.90%	6.90%